Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Apr. 15, 2021
Related Party Transactions
Total Assets	$ 40,822,161	$ 260,290
Total Assets Percentage	1.00%	1.00%
Capital Stock Holding Percentage	5.00%
Outstanding Capital Stock Percentage	5.00%
Common Stock Shares Issued	144,379,308	42,066,172	100,000,000
Common Stock Shares Issued Price Per Share			$ 0.20
Common Stock Shares Authorized			300,000,000
Convertible Notes Payable And Non-convertible Notes Payable For Related Parties	$ 3,505,931		$ 805,001
Issued And Outstanding Shares Of Common Stock Ownership Percentage			70.30%
Inventory	183,444	$ 0
Covid-19 Antigen Rapid Test Kits	209,468	0
Product Development Expenses	205,883	$ 0
Account Payable	$ 65,156